Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds VI
Entity Central Index Key	0001738080
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
BlackRock Advantage CoreAlpha Bond Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Institutional Shares
Trading Symbol	BCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 14 (a)	0.29% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 14	[1]
Expense Ratio, Percent	0.29%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 634,527,969
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 634,527,969
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%

BlackRock Advantage CoreAlpha Bond Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Investor A Shares
Trading Symbol	BCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 27 (a)	0.54% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.54%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 634,527,969
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 634,527,969
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%

BlackRock Advantage CoreAlpha Bond Fund - Investor C Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Investor C Shares
Trading Symbol	BCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$ 64 (a)	1.29% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 64	[3]
Expense Ratio, Percent	1.29%	[2],[3]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 634,527,969
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 634,527,969
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%

BlackRock Advantage CoreAlpha Bond Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Class K Shares
Trading Symbol	BCRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 12 (a)	0.24% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.24%	[1],[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 634,527,969
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 634,527,969
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[2]	Annualized.
[3]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.